Contingencies and Commitments (Details) - Schedule of contractual obligations - CLP ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Schedule of contractual obligations [Abstract]
Letters of credit issued	$ 165,119	$ 140,572
Foreign letters of credit confirmed	82,779	70,192
Performance guarantee	1,090,643	1,929,894
Personal guarantees	441,508	451,950
Total contingent liabilities	1,780,049	2,592,608
Available on demand credit lines	8,391,414	8,732,422
Other irrevocable credit commitments	406,234	485,991
Total loan commitment	8,797,648	9,218,413
Total	$ 10,577,697	$ 11,811,021